STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Resources Provided By (Used In) Operating Activities
Loss for the year	$ (712,711)	$ (439,606)	$ (473,289)
Items not affecting cash
Depreciation	731	730	1,461
Interest on convertible debt	7,486	45,000	45,124
Settlement of debt	(382,838)
Financing cost	151,110
Share-based payments	41,950		26,200
Transaction cost	335,057
Changes in non-cash working capital
Receivables	(5,131)	(1,197)	(547)
Prepaid expenses and deposits	84,562	(22,392)	9,287
Accounts payable and accrued liabilities	48,937	110,243	317,539
Cash Resources Provided By (Used In) Operating Activities	(430,847)	(307,222)	(74,225)
Financing Activities
Private placements	350,000
Proceeds from exercise of warrants	20,000
Advances from joint venture partner	79,676	301,990
Proceeds from (repayment of) loans from related parties	(13,100)	29,100	71,500
Financing Activities	436,576	331,090	71,500
Change in cash	5,729	23,868	(2,725)
Cash Position - Beginning of Year	25,158	1,290	4,015
Cash Position - End of Year	$ 30,887	$ 25,158	$ 1,290